Financial Instruments and Fair Value Disclosures - Effect of Derivative Instruments not designated as hedging instruments (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss on derivatives	$ (213,007)	$ (387,740)	$ (95,288)
Loss on derivatives, net
Interest rate swaps - Fair value	522,090	504,602
Interest rate swaps - Realized Loss	$ (735,097)	$ (892,342)